Segment Information (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Segment Information
Segment information is presented in the table below. The Motion
P
icture and Television Production segments include the results of operations of eOne from the acquisition date of December 27, 2023 (see Note 3).

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
	(Amounts in millions)
Segment revenues
Motion Picture	$407.1	$395.9	$754.0	$802.5
Television Production	416.6	393.9	658.0	612.4

Total revenue	$823.7	$789.8	$1,412.0	$1,414.9

Gross contribution
Motion Picture	25.4	94.2	$140.0	$192.9
Television Production	41.4	77.5	70.0	113.0

Total gross contribution	66.8	171.7	210.0	305.9
Segment general and administration
Motion Picture	22.8	26.7	51.3	56.1
Television Production	17.0	14.3	34.8	27.0

Total segment general and administration	39.8	41.0	86.1	83.1
Segment profit
Motion Picture	2.6	67.5	88.7	136.8
Television Production	24.4	63.2	35.2	86.0

Total segment profit	$27.0	$130.7	$123.9	$222.8

Segment information is presented in the table below. The Motion Picture and Television Production segments include the results of operations of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Segment revenues
Motion Picture	$1,656.3	$1,323.7	$1,185.3
Television Production	1,330.1	1,760.1	1,531.0

Total revenue	$2,986.4	$3,083.8	$2,716.3

Gross contribution
Motion Picture	$433.3	$386.3	$356.0
Television Production	204.7	185.3	124.1

Total gross contribution	638.0	571.6	480.1
Segment general and administration
Motion Picture	113.9	109.8	93.1
Television Production	57.9	51.9	40.2

Total segment general and administration	171.8	161.7	133.3
Segment profit
Motion Picture	319.4	276.5	262.9
Television Production	146.8	133.4	83.9

Total segment profit	$466.2	$409.9	$346.8

Schedule of Reconciliation of Total Segment Profit to the Company's Loss Before Income Taxes
The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows
:

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
	(Amounts in millions)
Company’s total segment profit	$27.0	$130.7	$123.9	$222.8
Corporate general and administrative expenses (1)	(28.1)	(26.5)	(59.2)	(51.0)
Adjusted depreciation and amortization (2)	(3.2)	(2.4)	(6.7)	(5.2)
Restructuring and other	(7.2)	(4.9)	(34.9)	(9.0)
COVID-19 related benefit (charges) included in direct operating expense (3)	—	0.5	2.1	0.4
Content charges (4)	—	(0.4)	—	(0.8)

Unallocated rent cost included in direct operating expense (5)	(5.2)	—	(10.5)	—
Adjusted share-based compensation expense (6)	(15.3)	(17.4)	(27.9)	(29.0)
Purchase accounting and related adjustments (7)	(2.8)	(3.6)	(5.9)	(15.2)

Operating income (loss)	(34.8)	76.0	(19.1)	113.0
Interest expense	(63.0)	(51.7)	(121.6)	(101.6)
Interest and other income	3.3	2.9	8.4	5.1
Other expense	(13.8)	(10.0)	(15.2)	(13.7)
Loss on extinguishment of debt	(0.5)	—	(1.5)	—
Loss on investments, net	—	(1.6)	—	(1.7)
Equity interests income (loss)	(0.1)	1.8	0.8	1.5

Income (loss) before income taxes	$(108.9)	$17.4	$(148.2)	$2.6

(1)
Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 20). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.

(2)
Adjusted depreciation and amortization represents depreciation and amortization as presented on the unaudited condensed consolidated statements of operations less the depreciation and amortization related to the non-cash
fair value adjustments to property and equipment and intangible assets acquired in acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Three Months Ended September 30 ,		Six Months Ended September 30 ,
	2024	2023	2024	2023
	(Amounts in millions)
Depreciation and amortization	$4.2	$3.8	$8.8	$8.0
Less: Amount included in purchase accounting and related adjustments	(1.0)	(1.4)	(2.1)	(2.8)

Adjusted depreciation and amortization	$3.2	$2.4	$6.7	$5.2

(3)
Amounts represent the incremental costs, if any, included in direct operating expense resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries (see Note 15). These benefits (charges) are excluded from segment operating results.

(4)	Content charges represent certain charges included in direct operating expense in the unaudited condensed consolidated statements of operations, and excluded from segment operating results.
(5)	Amounts represent rent cost for production facilities that were unutilized as a result of the industry strikes, and therefore such amounts are not allocated to the segments.
(6)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Three Months Ended September 30 ,		Six Months Ended September 30 ,
	2024	2023	2024	2023
	(Amounts in millions)
Total share-based compensation expense	$19.9	$17.4	$32.5	$29.5
Less:
Amount included in restructuring and other (i)	(4.6)	—	(4.6)	(0.5)

Adjusted share-based compensation	$15.3	$17.4	$27.9	$29.0

(i)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(7)	The following sets forth the amounts included in each line item in the financial statements:

	Three Months Ended September 30 ,		Six Months Ended September 30 ,
	2024	2023	2024	2023
	(Amounts in millions)
Purchase accounting and related adjustments:
General and administrative expense (i)	$1.8	$2.2	$3.8	$12.4
Depreciation and amortization	1.0	1.4	2.1	2.8

	$2.8	$3.6	$5.9	$15.2

(i)
These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3
Arts Entertainment, and the amortization of the recoupable portion of the purchase price ($
1.3

million through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the unaudited condensed consolidated statements of operations due to the relationship to continued employment.

The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Company’s total segment profit	$466.2	$409.9	$346.8
Corporate general and administrative expenses (1)	(110.6)	(100.9)	(80.0)
Adjusted depreciation and amortization (2)	(10.5)	(12.2)	(12.4)
Restructuring and other	(132.9)	(27.2)	(6.3)
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense (3)	0.9	8.9	5.2
Content charges (4)	(1.5)	(8.1)	—
Charges related to Russia’s invasion of Ukraine (5)	—	—	(5.9)
Adjusted share-based compensation expense (6)	(54.8)	(69.2)	(70.2)
Purchase accounting and related adjustments (7)	(17.1)	(61.6)	(65.3)

Operating income	139.7	139.6	111.9
Interest expense	(222.5)	(162.6)	(115.0)
Interest and other income	19.2	6.4	28.0
Other expense	(20.0)	(21.2)	(8.6)
Loss on extinguishment of debt	(1.3)	(1.3)	(3.4)
Gain on investments, net	3.5	44.0	1.3
Equity interests income (loss)	8.7	0.5	(3.0)

Income (loss) before income taxes	$(72.7)	$5.4	$11.2

(1)
Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 20). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.

(2)
Adjusted depreciation and amortization represents depreciation and amortization as presented on the combined statements of operations less the depreciation and amortization related to the non-cash
fair value adjustments to property and equipment and intangible assets acquired in acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Depreciation and amortization	$15.6	$17.9	$18.1
Less: Amount included in purchase accounting and related adjustments	(5.1)	(5.7)	(5.7)

Adjusted depreciation and amortization	$10.5	$12.2	$12.4

(3)
Amounts represent the incremental costs, if any, included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the
COVID-19
global pandemic, net of

insurance recoveries. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental costs expensed in the period (see Note 15). These benefits (charges) are excluded from segment operating results.
(4)	Content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results (see Note 15).
(5)
Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations, and excluded from segment operating results.

(6)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Total share-based compensation expense (i)	$62.5	$73.4	$70.2
Less:
Amount included in restructuring and other (ii)	(7.7)	(4.2)	—

Adjusted share-based compensation	$54.8	$69.2	$70.2

(i)
Total share-based compensation expense in the years ended March 31, 2024, 2023 and 2022 includes $15.0 million, $26.7 million and $19.6 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.

(ii)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(7)
Purchase accounting and related adjustments primarily represent the amortization of non-cash
fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$—	$0.7	$0.4
General and administrative expense (i)	12.0	55.2	59.2
Depreciation and amortization	5.1	5.7	5.7

	$17.1	$61.6	$65.3

(i) These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, and the non-cash
charges for the accretion of the noncontrolling interest discount related to Pilgrim Media Group (through June 2021) and 3 Arts Entertainment (through November 2022), and the amortization of the recoupable portion of the purchase price (through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interests in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Amortization of recoupable portion of the purchase price	$1.3	$7.7	$7.7
Noncontrolling interest discount amortization	—	13.2	22.7
Noncontrolling equity interest in distributable earnings	10.7	34.3	28.8

	$12.0	$55.2	$59.2

Schedule of Reconciliation of Segment General and Administrative Expense to Consolidated
The following table reconciles segment general and administration expense to the Company’s total consolidated general and administration expense:

	Three Months Ended September 30 ,		Six Months Ended September 30 ,
	2024	2023	2024	2023
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$39.8	$41.0	$86.1	$83.1
Corporate general and administrative expenses	28.1	26.5	59.2	51.0
Share-based compensation expense included in general and administrative expense	15.3	17.4	27.9	29.0
Purchase accounting and related adjustments	1.7	2.2	3.8	12.4

	$84.9	$87.1	$177.0	$175.5

The following table reconciles segment general and administration to the Company’s total combined general and administration expense:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$171.8	$161.7	$133.3
Corporate general and administrative expenses	110.6	100.9	80.0
Share-based compensation expense included in general and administrative expense (1)	54.8	69.2	70.2
Purchase accounting and related adjustments	12.0	55.2	59.2

	$349.2	$387.0	$342.7

(1)
Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $15.0 million in fiscal year 2024 (2023- $26.7 million, 2022 - $19.6 million).

Schedule of Reconciliation of Total Segment Assets to Total Consolidated Assets
The reconciliation of total segment assets to the Company’s total consolidated assets is as follows:

	September 30 , 2024	March 31 , 2024
	(Amounts in millions)
Assets
Motion Picture	$1,924.9	$1,851.4
Television Production	2,401.0	2,347.8
Other unallocated assets (1)	935.5	903.8

	$5,261.4	$5,103.0

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

The reconciliation of total segment assets to the Company’s total combined assets is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Assets
Motion Picture	$1,851.4	$1,759.4
Television Production	2,347.8	1,949.1
Other unallocated assets (1)	903.8	704.2

	$5,103.0	$4,412.7

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

Summary Of Acquisition Of Investment In Films And Television Programs
The following table sets forth acquisition of investment in films and television programs, as broken down by segment for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Acquisition of investment in films and television programs
Motion Picture	$418.1	$484.5	$463.1
Television Production	702.4	1,083.9	1,287.0

	$1,120.5	$1,568.4	$1,750.1

Summary Of Capital Expenditures
The following table sets forth capital expenditures, as broken down by segment for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Capital expenditures
Motion Picture	$—	$—	$—
Television Production	0.3	0.3	0.4
Corporate (1)	9.6	6.2	5.7

	$9.9	$6.5	$6.1

(1)	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.

Summary Of Revenue From External Customers By Geographic Areas
Revenue by geographic location, based on the location of the customers, with no other foreign country individually comprising greater than 10% of total revenue, is as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenue
Canada	$70.4	$64.0	$56.7
United States	2,262.3	2,348.8	2,084.0
Other foreign	653.7	671.0	575.6

	$2,986.4	$3,083.8	$2,716.3

Summary Of Long-lived Assets By Geographic Areas
Long-lived assets by geographic location are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Long-lived assets (1)
United States	$2,047.6	$1,736.5
Other foreign	263.0	190.8

	$2,310.6	$1,927.3

(1)	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, interest rate swaps, intangible assets, goodwill and deferred tax assets.

Starz Business of Lions Gate Entertainment Corp
Schedule of Segment Information
Segment information is presented in the table
bel
ow:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Segment revenues
Starz Networks	$688.2	$685.6
International	6.3	5.2

	$694.5	$690.8

Gross contribution
Starz Networks	$127.3	$125.3
International	0.6	(0.6)

	$127.9	$124.7
Segment general and administration
Starz Networks	$44.3	$53.8
International	1.2	1.2

	$45.5	$55.0
Segment profit (loss)
Starz Networks	$83.0	$71.5
International	(0.6)	(1.8)

	$82.4	$69.7

Segment information is presented in the table below:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Segment revenues
Starz Networks	$1,382.7	$1,413.1	$1,446.1
International	9.7	9.4	4.6

	$1,392.4	$1,422.5	$1,450.7

Gross contribution
Starz Networks	$283.8	$286.4	$387.3
International	(4.2)	(4.0)	(6.8)

	$279.6	$282.4	$380.5
Segment general and administration
Starz Networks	$107.1	$98.4	$87.6
International	2.7	2.7	2.6

	$109.8	$101.1	$90.2
Segment profit (loss)
Starz Networks	$176.7	$188.0	$299.7
International	(6.9)	(6.7)	(9.4)

	$169.8	$181.3	$290.3

Schedule of Reconciliation of Total Segment Profit to the Company's Loss Before Income Taxes
The reconciliation of total segment profit to the Starz Business’s loss from continuing operations before income taxes is as follows:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Starz Business’s total segment profit	$82.4	$69.7
Adjusted depreciation and amortization (1)	(9.9)	(11.6)
Restructuring and other	1.7	(130.6)
Goodwill and intangible asset impairment	—	(663.9)
COVID-19 related charges included in direct operating expense (2)	1.1	—
Adjusted share-based compensation expense (3)	(9.3)	(12.1)
Purchase accounting and related adjustments (4)	(72.9)	(66.1)

Operating loss	(6.9)	(814.6)
Interest expense	(23.1)	(24.2)
Interest and other income	1.9	0.2
Other expense	(3.7)	(4.1)
Gain (loss) on extinguishment of debt	(4.9)	21.2

Loss from continuing operations before income taxes	$(36.7)	$(821.5)

(1)
Adjusted depreciation and amortization represents depreciation and amortization as presented on the combined st ate
ments of operations less the depreciation and amortization related to Lionsgate’s acquisition of the Starz Business which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Depreciation and amortization	$82.8	$77.9
Less: Amount included in purchase accounting and related adjustments	(72.9)	(66.3)

Adjusted depreciation and amortization	$9.9	$11.6

(2)
Amounts represent the incremental costs included in direct operating expense resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries. During the six months ended September 30, 2024, the Starz Business incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental cost expensed in the period, see Note 11 for further information. These charges (benefits) are excluded from segment operating results.

(3)
Adjusted share-based compensation expense in six months ended September 30, 2024 includes
 $
0.7
million (2023 —
 $
2.8
million) of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense. The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Total share-based compensation expense	$9.6	$13.0
Less: Amount included in restructuring and other (i)	(0.3)	(0.9)

Adjusted share-based compensation	$9.3	$12.1

(i)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(4)
Purchase accounting and related adjustments primarily represent the amortization of non-cash
fair value adjustments to certain assets acquired. The following sets forth the amounts included in each line item in the financial statements:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Purchase accounting and related adjustments:
General and administrative expense	$—	$(0.2)
Depreciation and amortization	72.9	66.3

	$72.9	$66.1

The reconciliation of total segment profit to the Starz Business’s loss from continuing operations before income taxes is as follows:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Starz Business’s total segment profit	$169.8	$181.3	$290.3
Adjusted depreciation and amortization (1)	(24.8)	(21.3)	(23.3)
Restructuring and other	(224.8)	(89.9)	(10.5)
Goodwill and intangible asset impairment	(663.9)	(1,261.7)	—
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense (2)	0.1	2.8	(1.8)
Programming and content charges (3)	—	0.2	(33.0)
Adjusted share-based compensation expense (4)	(23.2)	(25.7)	(28.0)
Purchase accounting and related adjustments (5)	(136.7)	(133.9)	(128.7)

Operating income (loss)	(903.5)	(1,348.2)	65.0
Interest expense	(47.2)	(58.6)	(60.9)
Interest and other income	3.5	0.6	0.5
Other expense	(7.5)	(6.7)	(2.7)
Gain (loss) on extinguishment of debt	21.2	58.7	(24.8)

Loss from continuing operations before income taxes	$(933.5)	$(1,354.2)	$(22.9)

(1)
Adjusted depreciation and amortization represents depreciation and amortization as presented on the combined statements of operations less the depreciation and amortization related to Lionsgate’s acquisition of the Starz Business which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Depreciation and amortization	$161.8	$155.7	$152.6
Less: Amount included in purchase accounting and related adjustments	(137.0)	(134.4)	(129.3)

Adjusted depreciation and amortization	$24.8	$21.3	$23.3

(2)
Amounts represent the incremental costs included in direct operating expense resulting from circumstances associated with the
COVID-19
global pandemic, net of insurance recoveries. During the fiscal year ended March 31, 2024 and 2023, the Starz Business incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental cost expensed in the period, see Note 13 for further information. These charges (benefits) are excluded from segment operating results.

(3)
Programming and content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results, see Note 3 and Note 13 for further information.

(4)
Adjusted share-based compensation expense in the years ended March 31, 2024, 2023 and 2022 includes $5.6 million, $9.7 million and $7.8 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense. The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Total share-based compensation expense	$24.6	$25.7	$28.0
Less: Amount included in restructuring and other (i)	(1.4)	—	—

Adjusted share-based compensation	$23.2	$25.7	$28.0

(i)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(5)
Purchase accounting and related adjustments primarily represent the amortization of non-cash
fair value adjustments to certain assets acquired. The following sets forth the amounts included in each line item in the financial statements:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Purchase accounting and related adjustments:
General and administrative expense	$(0.3)	$(0.5)	$(0.5)
Depreciation and amortization	137.0	134.4	129.2

	$136.7	$133.9	$128.7

Schedule of Reconciliation of Segment General and Administrative Expense to Consolidated
The following table reconciles segment general and administration expense to the Starz Business’s total combined general and administration expense:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$45.5	$55.0
Share-based compensation expense included in general and administrative expense (1)	7.4	10.4
Purchase accounting and related adjustments	—	(0.2)

	$52.9	$65.2

(1)
Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $
0.7
million in the six months ended September 30, 2024 (2023 —
$
2.8
million).

The following table reconciles segment general and administration expense to the Starz Business’s total combined general and administration expense:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$109.8	$101.1	$90.2
Share-based compensation expense included in general and administrative expense (1)	19.7	23.4	26.3
Purchase accounting and related adjustments	(0.3)	(0.5)	(0.5)

	$129.2	$124.0	$116.0

(1)
Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $
5.6

million in fiscal year 2024 (2023- $
9.7

million, 2022- $7.8 million ).

Schedule of Reconciliation of Total Segment Assets to Total Consolidated Assets
The reconciliation of total segment
assets to the Starz Business’s total combined assets is as follows:

	September 30, 2024	March 31, 2024
	(Amounts in millions)
Assets
Starz Networks	$2,122.9	$2,001.8
International	9.3	11.2
Other unallocated assets (1)	160.4	89.1
Assets of discontinued operations	—	37.0

	$2,292.6	$2,139.1

(1)	Other unallocated assets primarily consist of cash and other assets.

The reconciliation of total segment assets to the Starz Business’s total combined assets is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Assets
Starz Networks	$2,001.8	$2,858.9
International	11.2	16.3
Other unallocated assets (1)	89.1	124.0
Assets of discontinued operations	37.0	231.9

	$2,139.1	$3,231.1

(1)	Other unallocated assets primarily consist of cash and other assets.

Summary Of Long-lived Assets By Geographic Areas
Long-lived assets by geographic location are as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Long-lived assets (1)
United States	$1,038.5	$1,141.9

(1)	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, intangible assets, goodwill and deferred tax assets.

Summary of Forth Acquisition of Programming Content
The following table sets forth acquisition of programming content, as broken down by segment:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Acquisition of Programming Content
Starz Networks	$742.3	$905.4	$853.3
International	5.2	10.1	12.5

	$747.5	$915.5	$865.8

Summary of Capital Expenditures
The following table sets forth capital expenditures, as broken down by segment:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Capital expenditures
Starz Networks	$20.4	$34.3	$19.7
International	—	—	0.1

	$20.4	$34.3	$19.8